Risk Management (Details 4) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Book value
Financial effect of the guarantee on credit and financial lease transactions
Individuals	[1]	R$ 230,415,990	R$ 192,867,720
Stage 1	[1]	199,384,194	165,031,788
Stage 2	[1]	19,594,716	15,354,577
Stage 3	[1]	11,437,080	12,481,355
Companies	[1]	226,976,385	218,624,935
Stage 1	[1]	195,924,808	177,191,748
Stage 2	[1]	13,106,024	21,750,673
Stage 3	[1]	17,945,553	19,682,514
Total	[1]	457,392,375	411,492,655
Fair Value Guarantees
Financial effect of the guarantee on credit and financial lease transactions
Individuals		139,878,361	121,318,093
Stage 1		127,231,341	109,456,403
Stage 2		10,277,550	8,925,277
Stage 3		2,369,470	2,936,413
Companies		90,693,689	77,161,470
Stage 1		77,930,093	61,244,814
Stage 2		6,546,880	7,374,186
Stage 3		6,216,716	8,542,470
Total		R$ 230,572,050	R$ 198,479,563

[1]	Of the total balance of loan operations, R$311,522,000 (2018 - R$284,373,526 thousand) refers to operations without guarantees.